Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Apr. 30, 2015
C000028538
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 14,559	$ 14,792	$ 11,343	$ 11,614	$ 15,669	$ 11,036	$ 13,592	$ 11,187	$ 10,987	$ 10,116	$ 9,723	$ 10,000
Alliance Bernstein Index: MSCI World Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Account Value	$ 24,424	24,199	18,103	16,385	20,099	14,313	13,715	12,170	12,031	9,799	9,684	10,000
Alliance Bernstein Index: FTSE EPRA/NAREIT Developed RE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Real Estate Index (net)
Account Value	$ 12,495	12,804	9,967	10,607	14,132	9,944	12,903	10,727	10,695	10,078	9,834	10,000
Alliance Bernstein Index: FTSE NAREIT Equity REIT Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT Equity REIT Index
Account Value	$ 15,323	$ 16,248	$ 12,029	$ 12,975	$ 16,086	$ 10,714	$ 13,794	$ 11,289	$ 11,281	$ 10,804	$ 10,228	$ 10,000